Average Annual Total Returns (Vanguard Russell 1000 Value Index Fund Institutional)	Vanguard Russell 1000 Value Index Fund Vanguard Russell 1000 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 1000 Value Index Fund Vanguard Russell 1000 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 1000 Value Index Fund Vanguard Russell 1000 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Russell 1000 Value Index Vanguard Russell 1000 Value Index Fund Vanguard Russell 1000 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.40%	31.69%	18.78%	32.53%
Since Inception	16.42%	15.95%	12.95%	16.52%